OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT ASSETS	OTHER NON-CURRENT ASSETS
The components of other non-current assets are as follows:

(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022
Securities - FVTPL	$3,240	$2,523
Derivative assets	192	170
Securities - FVTOCI	61	42
Other marketable securities	28	27
Restricted cash	581	584
Inventory	1,858	1,267
Accounts receivable	43	464
Other	167	140
Total other non-current assets	$6,170	$5,217
(1)Inventory with a fair value of $1.5 billion (December 31, 2022 - $1.2 billion) are pledged as security for property debt.
Securities - FVTPL
Securities - FVTPL primarily consists of the partnership’s investment in the Brookfield Strategic Real Estate Partners III (“BSREP III”) fund, with a carrying value of the financial asset at December 31, 2023 of $1,424 million (December 31, 2022 - $1,183 million). It also includes the partnership’s investment in a U.S. department store chain with a carrying value of the financial asset at December 31, 2023 of $551 million.